                                         Andrew Chien

                                         President

                                         USChina Channel Inc.

                                         665 Ellsworth Avenue

                                         New Haven, CT 06511

VIA Edgar

April 12, 2007

U.S. Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 3561

Washington, DC   20549

Re:  USChina Channel Inc. (the "Company")

Registration Statement of Form SB-2/A

Amendment #5

File number: 333-137437

Attention:       John D. Reynolds

                 Assistant Director

                 Office of Emerging Growth Companies

                 Goldie B. Walker

                 Financial Analyst

Dear Sir or Madam:

Thank you for your correspondence dated April 6, 2007,

("Correspondence") with reference to the Company's Registration

Statement on Form SB-2/A filed on April 4, 2007. In reply to your comments, we have attempted to provide you with full and complete information.  For ease of reference, the outline of this letter corresponds with the outline set forth in your Correspondence:

Risk Factors

1. In the next amendment, please disclose in risk factor no, 5 and the MD&A the amount of money owed Mr. Chien as of the most recent practicable date,

Reply: We add the words  “outstanding loan ($11869 now)” in risk factor 5 and the MD&A.

2. We note that USChina continues to include statements on its website referring to noncompliance with the federal securities laws. We have repeatedly asked for the underlying basis for these statements, which has not been provided to date. You have since characterized these statements as opinions. It would appear that parties whom you allege have not complied with the federal securities laws may determine to seek legal remedies against USChina. Please add a separate risk factor addressing this matter. For example, please refer to the statements of noncompliance previously or now included on your website. Please disclose that those statements were/are not based on findings by a court or regulatory body and are only your opinions. Also, disclose the possible legal remedies that could be pursued against USChina on account of such statements.

Reply: We cancel that article in the website.

Use of proceeds

3. In this section or in the plan of operation disclosure, please provide more details as to the uses of the proceeds from Mr. Chien's loan to USChina, currently and going forward. The brief descriptions "capital spending" and "general business expenses" are not clear.

Reply: In this section we adjust the spending numbers, for example we add $5,000 to Cost of This Offering”, and “Equipment” respectively. We detailed the usage of the loan such as

“ (1) Cost of This Offering:.. Currently, the fee was covered by the loan from Mr. Chien.

  ..

  (3) Equipment:    - software ($5500). We purchased special software for Edgar electronic filing for $2495 by the loan from Mr. Chien on March 15, 2007.

 ..

  (5) Working Capital or general business expenses:

..

-

Miscellaneous, such as State registration costs and shared office costs ($1,000),

..

-

working capital reserve ($29,600) for not enough funding real expenses in any of the above discussed catalogues. “

   Therefore, all the money in “Working Capital or general business expenses” is catalogued except the reserve, which is a small portion of the total spending.

Description of Business

4. We again repeat comment nine of our December 29, 2006 letter. Please explain why LLC is not required to register as a broker-dealer under the federal securities laws.

Reply: LLC’s activities are just consulting, and information supplying. LLC is not a “finder”, nor a “business broker”.

      The revision of total paragraph is:

“The activities of LLC will initiate from the investigation of the operations of the customers, and then to give managers suggestions of how to expand and reorganize the company if it is necessary; and also to provide them knowledge of the advantages and undertaking as a public listing company. In order to help the customers to control the budget of the merger process, LLC would supply the information of the registered accounting firms and the associated audit fees, and the history of the merger activities of the Chinese companies. LLC also will supply the disclosed financial information of the shell company. LLC’s activities are just consulting, and information supplying. LLC is not a “finder”, nor a “business broker”.

MD&A or Plan of Operations

5. Paragraph 5(b) under "Use of Proceeds" indicates that no proceeds will be used to repay the loan from Mr. Chien unless offering proceeds are at least

$70,000. However, the new disclosure in this section says, "[i]f the proceeds from the offering were closer to $70,000, Mr, Chien may not get full loan payment, ... ." This new disclosure indicates that Mr, Chien may be repaid when offering proceeds are below $70,000. Please reconcile your disclosures as appropriate, fully clarifying the circumstances under which the loan would be repaid. Please revise the "Use of Proceeds" section as appropriate.

Reply: We revised several sections of the Registration Statement by clarify that:” the loan quote we will receive from Mr. Chien is seventy thousand dollars ($70,000) less the proceeds from the offering. The more the proceeds from the offering are, the smaller the loan limit is.” And “Mr. Chien would keep the loan on the limit.”

       In the "Use of Proceeds" section, we add:

“Part of the proceeds from the offering may be used to pay the loan advanced from Mr. Chien under the condition that the outstanding loan is larger than the loan limit which Mr. Chine promised to offer: seventy thousand dollars less the proceeds from the offering. The loan advanced from Mr. Chien was used for the payment of the offering costs, software purchase, and other general business expenses such as State registration costs, and the shared costs for the website of the Company and telephone service.”

6. Please explain the meaning of the words, "[i]f the proceeds were far less than $70,000" as used in the fifth sentence of the last paragraph. This disclosure suggests that, upon receipt of some level of offering proceeds below $70,000, Mr. Chien is released from any other obligation to loan funds to USChina. Please clarify and reconcile with other disclosures in your filing that indicate Mr. Chien is obligated to loan $70,000 to USChina less offering proceeds.

Reply: We revised the section as:

“After the offering, the Company will pay Mr. Chien the difference between the outstanding loan ($11869 now) and the loan limit, which Mr. Chien contracted to the Company. The loan quote Mr. Chien warranted is seventy thousand dollars ($70,000) less the proceeds from the offering. The more the offering proceeds are, the smaller the loan quote is. If the funding proceeds were more than $70,000, Mr. Chien would not have any loan obligation to the Company. If the proceeds were far less than $70,000, Mr. Chien would continue to loan the Company up to the limit he warranted. Mr. Chien may need to spend more time in his other business, which could adversely affect our business. If the proceeds from the offering were closer to $70,000, Mr. Chien would keep the loan on the limit. In the future, the loan would be paid by the operation revenues of the Company under the discretion of the manager with the priority over the payment for the service charge.”

7. In the last paragraph please explain the basis for the statement that, upon full repayment of Mr. Chien's loan to USChina, "the Company still has enough cash to meet the operation prediction as discussed above."

Reply: The section was revised. See above 6.

8. In the same paragraph, please explain the words "returned loan". Are you referring to loan repayments?

Reply: We used the word “loan repayment” to replace the “returned loan”. Thanks.

9. With regard to the new formula in the last paragraph, please add some examples, assuming various amount of offering proceeds and loan amounts, to explain how the formula would determine the amount of the loan repayment to Mr. Chien. Please disclose the timing of such loan repayments.

Reply: The section was revised. See above 6.

Should you require any additional information following your review,

please contact us.

Thank you.

Sincerely Yours,

/s/Andrew Chien